Commitments And Contingencies - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash paid for operating leases	$ 12,091	$ 5,683	$ 8,000
Operating lease right-of-use assets	109,680		79,485	$ 0
Accounting Standards Update 2016-02
Operating lease right-of-use assets			76,000
Lease Agreements
Operating lease right-of-use assets	$ 37,026		$ 6,300